Collaboration Agreement (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reductions to research and development expenses	$ 0.2	$ 0.1	$ 0.2	$ 0.4